RELATED-PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related-party transactions
Sublease income	$ 12,000	$ 12,000
WSIC
Related-party transactions
Sublease income	11,652	11,652
Administrative expenses	12,008	39,300
Amount due for facility expenses		2,900
Amount due for services received	$ 948	$ 7,100